Note 26 - Common Stock - Classes Of Share Capital (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 29, 2017	Dec. 31, 2016	Sep. 28, 2016	Mar. 31, 2016
Classes Of Share Capital Line Items
Capital (Capital base and capital management)	€ 3,267,000,000	€ 3,267,000,000		€ 3,218,000,000
Par Value Per Share	€ 0.49	€ 0.49	€ 0.49	€ 0.49	€ 0.49	€ 0.49
Ordinary Shares Member
Classes Of Share Capital Line Items
Capital (Capital base and capital management)	€ 3,267,264,424.2
Number of shares issued and fully paid	6,667,886,580
Par Value Per Share	€ 0.49
Rights Preferences And Restrictions Attaching To Class Of Share Capital	The Bank’s shares are traded on the stock markets of Madrid, Barcelona, Bilbao and Valencia through the Sistema de Interconexión Bursátil Español (Mercado Continuo), as well as on the London and Mexico stock markets. BBVA American Depositary Shares (ADSs) traded on the New York Stock Exchange. Additionally, as of December 31, 2018, the shares of BBVA Banco Continental, S.A.; Banco Provincial, S.A.; BBVA Colombia, S.A.; BBVA Banco Francés, S.A. and Turkiye Garanti Bankasi A.S., were listed on their respective local stock markets. BBVA Banco Francés, S.A. was also quoted in the Latin American market (Latibex) of the Madrid Stock Exchange and the New York Stock Exchange. As of December 31, 2018, State Street Bank and Trust Co., Chase Nominees Ltd and The Bank of New York Mellon SA NV in their capacity as international custodian/depositary banks, held 10.69%, 6.33%, and 2.31% of BBVA common stock, respectively. Of said positions held by the custodian banks, BBVA is not aware of any individual shareholders with direct or indirect holdings greater than or equal to 3% of BBVA common stock outstanding.	On February 4, 2019, Blackrock, Inc. reported to the SEC that, as of December 31, 2018, it beneficially owned 6.6% of BBVA’s common stock.